Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Financial assets and liabilities
Schedule of business net debt

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency
		m			m	$'m	$'m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	513	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
5.000% Senior Secured Green Notes	EUR	570	30-Jan-31	Bullet	570	649	—
6.250% Senior Secured Green Notes	USD	620	30-Jan-31	Bullet	620	620	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	570	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Global Asset Based Loan facility	Various	389	29-Jan-31	Revolving	—	28	361
Bradesco facility	BRL	500	30-Oct-26	Bullet	—	—	97
Lease obligations	Various	—	Various	Amortizing	—	325	—
Other borrowings	Various	—	Various	Amortizing	—	18	—
Total borrowings						4,373	458
Deferred debt issue costs						(29)	—
Net borrowings						4,344	458
Cash, cash equivalents and restricted cash						(189)	189
Derivative financial instruments used to hedge foreign currency and interest rate risk						—	—
Net debt / available liquidity						4,155	647

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	529	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
5.000% Senior Secured Green Notes	EUR	570	30-Jan-31	Bullet	570	670	—
6.250% Senior Secured Green Notes	USD	620	30-Jan-31	Bullet	620	620	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	587	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Global Asset Based Loan facility	USD	351	30-Apr-27	Revolving	—	—	351
Bradesco facility	BRL	500	30-Oct-26	Bullet	—	—	91
Lease obligations	Various	—	Various	Amortizing	—	368	—
Other borrowings	Various	—	Various	Amortizing	—	27	—
Total borrowings						4,451	442
Deferred debt issue costs						(32)	—
Net borrowings						4,419	442
Cash, cash equivalents and restricted cash						(522)	522
Derivative financial instruments used to hedge foreign currency and interest rate risk						3	—
Net debt / available liquidity						3,900	964

Schedule of maturity analysis of borrowings

	At June 30,	At December 31,
	2026	2025
	$'m	$'m
Within one year or on demand	131	118
Between one and three years	1,236	1,269
Between three and five years	2,961	1,722
Greater than five years	45	1,342
Total borrowings	4,373	4,451
Deferred debt issue costs	(29)	(32)
Net borrowings	4,344	4,419